Notes to the Consolidated Financial Statements - Russian-Ukrainian conflict (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements
Asset impairments recorded in net income, TotalEnergies share		$ (1,977)	$ (2,166)	$ (15,743)
Equity accounted investments	$ 27,872	27,872	$ 25,895	24,156
Russia
Statements
Asset impairments recorded in net income, TotalEnergies share				$ (14,756)
Arctic LNG 2 LLC
Statements
Stake held in associate (as a percent)	10.00%
Novatek
Statements
Stake held in associate (as a percent)	19.40%
Yamal LNG
Statements
Equity accounted investments	$ 5,200	$ 5,200